Quarterly Report
March 31, 2026
Elfun Trusts

Elfun Trusts
Quarterly Report
March 31, 2026
Table of Contents

Page
Schedule of Investments	1
Notes to Schedule of Investments	3

Elfun Trusts
Schedule of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Fair Value
Common Stock - 98.9% †
Application Software - 2.7%
Salesforce, Inc.	276,930	$51,694,523
Synopsys, Inc. (a)	147,546	58,499,038
		110,193,561
Broadline Retail - 5.4%
Amazon.com, Inc. (a)	1,081,578	225,260,250
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	69,084	40,668,369
Consumer Staples Merchandise Retail - 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	809,533	79,674,238
Data Center REITs - 2.1%
Equinix, Inc.	90,599	88,808,764
Diversified Banks - 4.0%
Bank of America Corp.	1,312,120	63,965,850
JPMorgan Chase & Co.	354,038	104,143,818
		168,109,668
Electrical Components & Equipment - 3.3%
Eaton Corp. PLC	205,233	73,405,687
Emerson Electric Co.	495,846	64,965,743
		138,371,430
Electronic Components - 1.4%
Amphenol Corp., Class A	449,700	56,819,595
Environmental & Facilities Services - 1.7%
Waste Management, Inc.	310,184	71,277,181
Financial Exchanges & Data - 3.6%
Intercontinental Exchange, Inc.	360,028	56,625,204
S&P Global, Inc.	222,549	94,658,992
		151,284,196
Healthcare Equipment - 2.9%
Boston Scientific Corp. (a)	1,148,700	72,080,925
Dexcom, Inc. (a)	776,415	48,758,862
		120,839,787
Home Improvement Retail - 1.8%
Home Depot, Inc.	224,700	73,901,583
Industrial Gases - 1.8%
Linde PLC	148,630	73,684,809
Industrial Machinery & Supplies & Components - 1.4%
Parker-Hannifin Corp.	62,958	56,362,520
Insurance Brokers - 1.1%
Marsh & McLennan Cos., Inc.	254,300	44,108,335
Integrated Oil & Gas - 2.7%
Exxon Mobil Corp.	671,629	113,948,576
Interactive Media & Services - 11.4%
Alphabet, Inc., Class A	443,975	127,669,451
Alphabet, Inc., Class C	612,497	175,700,889
Meta Platforms, Inc., Class A	302,022	172,795,847
		476,166,187
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	126,006	61,935,729
	Number of Shares	Fair Value
Multi-Utilities - 1.5%
CMS Energy Corp.	796,536	$61,795,263
Oil & Gas Exploration & Production - 1.3%
EQT Corp.	864,668	55,027,472
Passenger Ground Transportation - 1.4%
Uber Technologies, Inc. (a)	788,185	56,694,147
Pharmaceuticals - 5.0%
Eli Lilly & Co.	106,676	98,117,385
Johnson & Johnson	443,589	108,430,895
		206,548,280
Semiconductor Materials & Equipment - 2.2%
Applied Materials, Inc.	268,877	91,899,470
Semiconductors - 16.0%
Advanced Micro Devices, Inc. (a)	417,483	84,928,566
Broadcom, Inc.	482,239	149,257,793
NVIDIA Corp.	2,490,447	434,333,957
		668,520,316
Systems Software - 8.2%
Microsoft Corp.	756,821	280,152,430
ServiceNow, Inc. (a)	600,462	62,778,302
		342,930,732
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	1,053,718	267,423,091
Trading Companies & Distributors - 1.2%
United Rentals, Inc.	68,906	50,202,155
Transaction & Payment Processing Services - 2.8%
Mastercard, Inc., Class A	66,823	33,388,780
Visa, Inc., Class A	277,770	83,953,205
		117,341,985
Water Utilities - 1.2%
American Water Works Co., Inc.	368,910	50,204,962
Total Common Stock (Cost $1,870,025,514)		4,120,002,651
Short-Term Investments - 0.4%
State Street Institutional Treasury Money Market Fund - Premier Class 3.60% (b)(c)	11,081,813	11,081,813
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.64% (b)(c)	6,106,339	6,106,339
Total Short-Term Investments (Cost $17,188,152)		17,188,152
Total Investments (Cost $1,887,213,666)		4,137,190,803
Other Assets and Liabilities, net - 0.7%		30,976,839
NET ASSETS - 100.0%		$4,168,167,642
See Notes to Schedule of Investments.

Elfun Trusts	1

Elfun Trusts
Schedule of Investments (Continued)
March 31, 2026 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2026.

Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$4,120,002,651	$—	$—	$4,120,002,651
Short-Term Investments	17,188,152	—	—	17,188,152
Total Investments in Securities	$4,137,190,803	$—	$—	$4,137,190,803

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	19,236,161	$19,236,161	$40,585,022	$48,739,370	$—	$—	11,081,813	$11,081,813	$122,825
State Street Institutional U.S. Government Money Market Fund - Class G Shares	13,734,945	13,734,945	40,404,715	48,033,321	—	—	6,106,339	6,106,339	75,195
TOTAL		$32,971,106	$80,989,737	$96,772,691	$—	$—		$17,188,152	$198,020
See Notes to Schedule of Investments.

2	Elfun Trusts

Elfun Trusts
Notes to Schedule of Investments
March 31, 2026 (Unaudited)
Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2026 is disclosed in the Fund’s Schedule of Investments.
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